EMLES TRUST

	Ticker	Exchange
Emles Alpha Opportunities ETF	EOPS	Cboe BZX
Emles Luxury Goods ETF	LUXE	Cboe BZX
Emles Federal Contractors ETF	FEDX	Cboe BZX
Emles Real Estate Credit ETF	REC	Cboe BZX
Emles @Home ETF	LIV	Cboe BZX
Emles Made in America ETF	AMER	Cboe BZX

Supplement dated November 24, 2021 to the
Statement of Additional Information dated October 28, 2021

On Page 29 of the Statement of Additional Information, the Interested Trustees and Officers table is replaced in its entirety with the following:

Interested Trustees and Officers

Name and Year of Birth	Positions Held and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Gabriel Hammond(3) Year: 1979	Trustee, President and Chief Executive Officer, Since July 2020	Chief Executive Officer, Emles Advisors (2018 to Present); Chief Executive Officer, Broad Green Pictures (2015 to 2018); Founder, Alerian (2004 to 2018)	6	None.

Davendra Saxena Year: 1979	Secretary, Since July 2020	Chief Financial Officer, Emles Advisors (2018 to Present); Chief Financial Officer, Hammond Beverage Group (2019 to Present); Trustee, Yleana Arce Foundation (2018 to Present); Chief Financial Officer, Alerian (2015 to 2018); Chief Financial Officer, Broad Green Pictures (2015 to 2018); Executive Board Member, Pratham USA, LA Chapter (Charitable Non-Profit) (2015 to Present)	N/A	N/A

Peter Sattelmair Year: 1977	Treasurer, Chief Financial Officer and Chief Accounting Officer, Since November 2021	Director of CFO Services, PINE Advisor Solutions (2021 to Present); Director of Fund Administration and Operations, Transamerica Asset Management (2014-2021)	N/A	N/A

Marcie McVeigh Year: 1979	Assistant Treasurer, Since July 2020

Director of CFO Services, PINE

Advisor Solutions (2020 to Present);

Previously, Assistant Vice President and

Performance Measurement Manager, Brown

Brothers Harriman (2019 to 2020); Senior

Financial Reporting Specialist, American

Century Investments (2011 to 2018)

			N/A	N/A

Name and Year of Birth	Positions Held and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held in the Past 5 Years
J.B. Blue Year: 1977	Chief Compliance Officer, Since July 2020	Managing Partner, PINE Advisor Solutions (2020 to Present); SVP, Director of Operations, CCO, 361 Capital LLC (2010 to 2018)	N/A	N/A

Alexa Bonaros Year: 1990	Vice President, Since September 2020	SVP of Legal and Compliance, Emles Advisors, LLC (2020 to Present); Compliance Manager, Ivesco US (2019 to 2020); Senior Compliance Specialist, OppenheimerFunds (2015 to 2019)	N/A	N/A

Tim Darcy Year: 1977	Vice President, Since September 2020	Head of ETF Operations, Chief Compliance Officer, Emles Advisors LLC (2020 to Present); Senior ETF Capital Markets Strategist, Invesco US (2019 to 2020); AVP Capital Markets, Beta Solutions, OppenheimerFunds (2017 to 2019); ETF Services Manager, WisdomTree Asset Management (2014 – 2017)	N/A	N/A

(1) Each Trustee and officer serves until resignation or removal from the Board.

(2) The Fund Complex includes all Funds within the Trust.

(3) Gabriel Hammond is an interested Trustee because he is the founder and Chief Executive Officer of Emles Advisors, LLC, the adviser to the Funds.

***

This Supplement dated November 24, 2021, and the Prospectus and Statement of Additional Information dated October 28, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling (833) 673-2661.